Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
EXPENSES
Research and development	$ 37,135	$ 29,789
General and administrative	3,861	3,933
Operating expenses	40,996	33,722
Finance income	(722)	(417)
Finance costs	68	82
Net foreign currency loss	4,742	2,027
Net finance costs	4,088	1,692
Net loss before income taxes	45,084	35,414
Current income tax expense	4	9
Deferred income tax recovery	0	(3,690)
Total income tax expense (recovery)	4	(3,681)
Net loss and comprehensive loss for the year	$ 45,088	$ 31,733
Basic and diluted loss per common share	$ 4.61	$ 4.06